Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
Research and Development Non-Cash Stock Related Charges	$ 0	$ 0	$ 0	$ 0	$ 205,733	$ 205,733
General and Administrative Non-Cash Stock Related Charges	6,520,500	62,945	62,945	34,313	12,754,354	19,274,854
Income Taxes for Income (Loss) From Discontinued Operations	0	0	0	0	0	0
Benefit from tax loss carryforwards	0	0	0	0	0	0
Non-cash stock related charges	$ 0	$ 0	$ 0	$ 0	$ 57,515,718	$ 57,515,718